Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables.
Trade payables	¥ 1,101,728	¥ 920,236
Due to related parties	747,449	632,912
Due to third parties	354,279	287,324
Redemption liability (Note 35)	271,525	259,119
Accrued expenses	209,676	159,091
Security deposits	56,236	87,402
Lease liabilities (Note 17(a))	154,890	134,219
Amounts payable for purchase of shares held for share option scheme (Note 26)	88,280	88,280
Unpaid business acquisition consideration of View Foundation (Note 35 (b))		48,000
Other tax payables	44,716	47,762
Amounts due to related parties	431,351	100,614
Service fees refundable	9,809	8,953
Financial guarantee payables (Note a)		3,041	¥ 116,509
Others	82,722	86,578
Total trade and other payables	2,450,933	1,943,295
Redemption liability (Note 35)	(128,081)	(259,119)
Lease liabilities	(97,473)	(48,115)
Amounts payable for purchase of shares held for share option scheme (Note 26)	(88,280)	(88,280)
Total trade and other non-current payables	(313,834)	(395,514)
Trade and other payables	¥ 2,137,099	¥ 1,547,781
Aging Of Trade Payables	1 year	1 year	1 year